ACQUISITION OF SUBSIDIARIES AND CERTAIN ASSETS (Details 2) - Bollinger Motors Inc [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Total Revenues
Net loss	$ (753,916,185)	$ (57,647,534)